Note 4 - Debt (Details Textual) $ in Millions		10 Months Ended
	Aug. 25, 2025	Mar. 11, 2022	Mar. 31, 2026 USD ($)	Dec. 09, 2025 USD ($)	Aug. 29, 2025 USD ($)	Apr. 29, 2022 USD ($)
Century Metals and Supplies [Member] | Seller's Note [Member]
Debt Instrument, Face Amount					$ 3.5
Debt Instrument, Interest Rate, Stated Percentage					6.50%
ABL Facility [Member] | JPMorgan Chase Bank N.A. [Member]
Line of Credit Facility, Maximum Borrowing Capacity				$ 140.0
Debt Instrument, Covenant, Borrowing Limit as Percent of Accounts Receivable		85.00%				90.00%
Debt Instrument, Covenant, Availability Remaining Before Testing, Percentage						10.00%
Debt Instrument, Covenant, Availability Remaining Before Testing, Value						$ 14.0
Debt Instrument, Covenant, Fixed Charge Coverage Ratio		1
Line of Credit Facility, Maximum Borrowing Capacity, Maximum Conditional Increase					$ 60.0
Line of Credit Facility, Maximum Borrowing Capacity, Conditional Increase, Minimum Increments					$ 5.0
Long-Term Line of Credit			$ 92.6
Line of Credit Facility, Interest Rate at Period End			5.30%
Debt Issuance Costs, Gross			$ 0.4
ABL Facility [Member] | JPMorgan Chase Bank N.A. [Member] | Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate	1.45%
ABL Facility [Member] | JPMorgan Chase Bank N.A. [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument, Basis Spread on Variable Rate	1.65%